Stock-Based Compensation (Summary of Stock Option Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding - January 1, 2012, Options	991,100
Granted, Options	268,550
Exercised, Options	267,300		262,500	227,600
Forfeited, Options	(35,200)
Outstanding - December 31, 2012, Options	957,150		991,100
Fully vested and exercisable at December 31, 2012, Options	320,300
Expected to vest in future periods, Options	518,660
Fully vested and expected to vest at December 31, 2012, Options	838,960	[1]
Outstanding - January 1, 2012, Weighted-Average Exercise Price/Share	$ 17.45
Granted, Weighted-Average Exercise Price/Share	$ 31.79
Exercised, Weighted-Average Exercise Price/Share	$ 14.88
Forfeited, Weighted-Average Exercise Price/Share	$ 19.45
Outstanding - December 31, 2012, Weighted-Average Exercise Price/Share	$ 22.12		$ 17.45
Fully vested and exercisable at December 31, 2012, Weighted-Average Exercise Price/Share	$ 15.13
Fully vested and expected to vest at December 31, 2012, Weighted-Average Exercise Price/Share	$ 21.55	[1]
Outstanding - December 31, 2012, Weighted-Average Remaining Contractual Life (in years)	5 years
Fully vested and exercisable at December 31, 2012, Weighted-Average Remaining Contractual Life (in years)	3.2
Fully vested and expected to vest at December 31, 2012, Weighted-Average Remaining Contractual Life (in years)	4 years 10 months 24 days	[1]
Outstanding - December 31, 2012, Aggregate Intrinsic Value	$ 10,863	[2]
Fully vested and exercisable at December 31, 2012, Aggregate Intrinsic Value	5,875	[2]
Fully vested and expected to vest at December 31, 2012, Aggregate Intrinsic Value	$ 9,999	[1],[2]

[1]	At December 31, 2012 the Company estimates that options to purchase 118,190 shares of the Company's common stock will not vest and will be forfeited prior to their vesting date.
[2]	Based on closing price of $33.47 per share on December 31, 2012.